Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued Operations
Schedule of revenues and pretax income / (loss) from the discontinued operations

	For the years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Revenues	49,804,306	86,793,020	13,009,388
Pretax income / (loss) of discontinued operations	5,320,519	(32,073)	1,720,926

Schedule of disposal group carrying amounts of the major classes of assets and liabilities

July 31, 2011
RMB
Cash and cash equivalents	66,898,895
Prepayment and other assets	117,627,699
Film and television cost	53,078,416
Other current assets	22,754,008
Goodwill	227,355,604
Other non-current assets	12,427,865

Total assets	500,142,487

Received in advance	53,696,800
Accrued expenses and other liabilities	44,643,844
Other current liabilities	6,965,694

Total liabilities	105,306,338